Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Income and Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income from unconsolidated subsidiary									$ 167	$ 222	$ 238
Gain (loss) on the sale of securities	$ 2	$ 2	$ 4	$ 504	$ 84	$ 6	$ 128		512	218	13
Other non-interest income									294	283	229
Merger-related expenses	13				(25)		314	$ 58	13	347	1,806
Other non-interest expense									17,775	17,178	16,199
Provision for income taxes	359	127	244	330	252	150	162	255	1,060	819	83
Net income	$ 578	$ 1,206	$ 1,294	$ 1,459	$ 1,302	$ 1,447	$ 1,115	$ 1,292	4,537	5,156	3,058
Comprehensive income									4,300	4,150	3,052
Parent Company [Member]
Interest and dividends on investment securities available for sale									44	59	34
Dividends from bank subsidiary									4,194	5,624	3,900
Income from unconsolidated subsidiary									167	222	238
Gain (loss) on the sale of securities									314	166	19
Other non-interest income											1
Total income									4,719	6,071	4,192
Merger-related expenses									13	66	279
Other non-interest expense									146	157	131
Total expense									159	223	410
Income before income taxes (benefit) and equity in undistributed net income of subsidiary									4,560	5,848	3,782
Provision for income taxes									(127)	47	27
Net income, Including Portion attributable to subsidiary									4,687	5,801	3,755
Undistributed net income of subsidiary									(150)	(645)	(697)
Net income									4,537	5,156	3,058
Comprehensive income									$ 4,300	$ 4,150	$ 3,052